UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC
(Exact name of registrant as specified in charter)

6601 SIX FORKS ROAD SUITE 340
RALEIGH, NORTH CAROLINA 27615
(Address of principal executive offices) (Zip code)

DAVID B. PERKINS
6601 SIX FORKS ROAD SUITE 340
RALEIGH, NORTH CAROLINA 27615
(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: JUNE 30

Date of reporting period: JUNE 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to  stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to  Secretary,  Securities  and Exchange  Commission,  450 Fifth Street,  NW, Washington,  DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras VC Co-Investment Fund II, LLC
Financial Statements

FOR THE PERIOD ENDED JUNE 30, 2016

Defining Alternatives

HATTERAS
FUNDS

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2-8
Statement of Assets, Liabilities and Members’ Capital	9
Statement of Operations	10
Statements of Changes in Members’ Capital	11
Statement of Cash Flows	12
Notes to Financial Statements	13-23
Board of Managers (Unaudited)	24
Fund Management (Unaudited)	25
Other Information (Unaudited)	26-28
Privacy Policy (Unaudited)	29-30

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members
Hatteras VC Co-Investment Fund II, LLC
Raleigh, North Carolina

We have audited the accompanying statement of assets, liabilities and members’ capital of Hatteras VC Co-Investment Fund II, LLC (the “Fund”), including the schedule of investments, as of June 30, 2016 and the related statements of operations and cash flows for the year then ended and the statements of changes in members’ capital for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the period from September 1, 2012 through June 30, 2013 and each of the two years in the period ended August 31, 2012 were audited by other auditors whose report dated August 29, 2013 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hatteras VC Co-Investment Fund II, LLC as of June 30, 2016, the results of its operations and its cash flows for the year then ended, and the changes in its members’ capital and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Raleigh, North Carolina
August 29, 2016

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2016

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Private Company:
Consumer:
Sonim Technologies, Inc. [a,b,c]
San Mateo, California
180,208 shares of
Series B Preferred Stock	Nov. 2009	$167,180	$158,605	2.33%

Sonim Technologies, Inc. [a,b,c]
San Mateo, California
674,588 shares of
Series A Preferred Stock	Nov. 2012	174,794	593,720	8.69%

Sonim Technologies, Inc. [b,c]
San Mateo, California
Convertible Promissory Note
Principal of $20,295,
15.00%, 05/09/2018	May. 2016	20,295	20,671	0.30%
Total Consumer		362,269	772,996	11.32%

Healthcare:
Clinipace, Inc. [a,b,c]
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	500,000	723,211	10.58%

Medical Technology:
Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
12,000 shares of
Common Stock	Jul. 2011	—	3,161	0.05%

Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
336,117 shares of
Series B Preferred Stock	Jul. 2011	300,000	189,518	2.78%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2016 (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Medical Technology (Continued):
Lineagen, Inc. [a,b,c]
Salt Lake City, Utah
150,000 shares of
Series C Preferred Stock	Nov. 2013	$150,000	$424,668	6.22%
Total Medical Technology		450,000	617,347	9.05%

Semiconductor:
GainSpan Corporation [a,b,c]
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	39,484	0.58%

GainSpan Corporation [a,b,c]
San Jose, California
156,292 shares of
Series D Preferred Stock	Jun. 2012	140,663	140,663	2.06%

GainSpan Corporation [a,b,c]
San Jose, California
105,841 shares of
Series E Preferred Stock	Jan. 2014	105,475	105,841	1.55%

GainSpan Corporation [b,c]
San Jose, California
Convertible Promissory Note
Principal of $31,576,
3.00%, 12/31/2016	Mar 2016	31,576	31,884	0.47%

Luxtera, Inc. [a,b,c]
Carlsbad, California
2,203,210 shares of
Series C Preferred Stock	Apr. 2012	301,412	211,628	3.10%

Quantenna Communications, Inc. [a,b,c]
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	513,840	7.52%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2016 (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Semiconductor (Continued):
Quantenna Communications, Inc. [a,b,c]
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	$75,000	$182,858	2.67%

Quantenna Communications, Inc. [a,b,c]
Fremont, California
256,158 shares of
Series F-1 Preferred Stock	Nov. 2011	39,084	69,524	1.02%

Quantenna Communications, Inc. [a,b,c]
Fremont, California
323,534 shares of
Series G Preferred Stock	Feb. 2014	87,581	87,810	1.29%
Total Semiconductor		1,180,791	1,383,532	20.26%

Software:
Clustrix, Inc. [a,b,c]
San Fransisco, California
9,667 shares of
Common Stock	Dec. 2010	250,001	—	0.00%

KnowledgeTree, Inc. [a,b,c]
Raleigh, North Carolina
275,776 shares of
Common Stock	Jun. 2012	250,002	—	0.00%

KnowledgeTree, Inc. [a,b,c]
Raleigh, North Carolina
238,456 shares of
Series 1 Preferred Stock	Jan. 2014	157,013	216,170	3.17%

Kollective Technology. [a,b,c]
Sunnyvale, California
45,670 shares of
Common Stock	Jan. 2012	—	3,996	0.06%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2016 (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Software(Continued):
Kollective Technology. [a,b,c]
Sunnyvale, California
333,334 shares of
Series B Preferred Stock	Jul. 2010	$250,000	$130,000	1.90%

Kollective Technology. [a,b,c]
Sunnyvale, California
1,361,147 shares of
Series C Preferred Stock	Jan. 2012	480,193	530,847	7.77%

Posit Science Corporation [a,b,c]
San Francisco, California
80,515 shares of
Common Stock	Dec. 2009	200,000	81,711	1.20%

Posit Science Corporation [a,b,c]
San Francisco, California
21,429 shares of
Series AA Preferred Stock	Sep. 2010	11,893	21,747	0.32%

Sailthru, Inc. [a,b,c]
New York, New York
171,141 shares of
Series A Preferred Stock	Sep. 2011	299,999	924,143	13.53%

Univa Corporation [a,b,c]
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	432,114	530,726	7.77%

Univa Corporation [b,c]
Austin, Texas
Convertible Promissory Note
Principal of $22,616,
8.00%, 05/19/2016	May 2014	22,616	26,615	0.39%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2016 (Continued)

Description of Investment (Continued)	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Software (Continued):
Univa Corporation [b,c]
Austin, Texas
Convertible Promissory Note
Principal of $11,308, 8.00%	Oct. 2015	$11,308	$11,941	0.17%

Univa Corporation [b,c]
Austin, Texas
Convertible Promissory Note
Principal of $11,308, 8.00%	Feb. 2016	11,308	11,652	0.17%

Univa Corporation [b,c]
Austin, Texas
Convertible Promissory Note
Principal of $11,308, 8.00%	May 2016	11,308	11,652	0.17%
Total Software		2,387,755	2,501,200	36.62%

Total Private Company		4,880,815	5,998,286	87.83%

Public Company:
Semiconductor:
GigOptix, Inc. [a,b]
San Jose, California
6,933 shares of
Common Stock	Apr. 2016	163,270	13,588	0.20%

Total Public Company		163,270	13,588	0.20%

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2016 (Continued)

Description of Investment (Continued)	Cost	Fair Value	% of Members’ Capital
Short-Term Investments:

Federated Prime Obligations Fund #10, 0.37% [d]	$885,896	$885,896	12.97%

Total Short-Term Investments	885,896	885,896	12.97%

Total Investments (United States)	$5,929,981	$6,897,770	101.00%

Liabilities in Excess of Other Assets		(68,545)	(1.00%)

Members' Capital		$6,829,225	100.00%

[a]	Non-income producing.

[b]	Portfolio holdings are subject to substantial restrictions as to resale.

[c]	Non-marketable securities.

[d]	The rate shown is the annualized 7-day yield as of June 30, 2016.

The cost and fair value of restricted Portfolio Company Investments are $5,044,085 and $6,011,874, respectively.

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

June 30, 2016 (Concluded)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

June 30, 2016

Assets
Investments in private companies, at fair value (cost $4,880,815)	$5,998,286
Investments in public companies, at fair value (cost $163,270)	13,588
Short-term investments, at fair value (cost $885,896)	885,896
Receivable for investment sold	19,602
Interest receivable	310
Total assets	6,917,682

Liabilities and members' capital
Professional fees payable	52,558
Management fee payable	29,649
Custodian fees payable	5,000
Other expenses payable	1,250
Total liabilities	88,457

Members’ capital	6,829,225
Total liabilities and members’ capital	$6,917,682

Components of members’ capital
Capital contributions	$10,514,912
Capital distributions	(1,051,605)
Accumulated net investment loss	(2,482,139)
Accumulated net realized loss on investments	(1,119,732)
Accumulated net unrealized appreciation on investments	967,789
Members’ capital	$6,829,225

Net asset value per unit	$59.55
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the year ended June 30, 2016

Investment income
Interest	$4,008
Total investment income	4,008

Operating expenses
Management fee	172,418
Professional fees	67,947
Accounting and administration fees	40,000
Board fees	36,500
Custodian fees	11,310
Other expenses	15,751
Total operating expenses, before management fee waiver	343,926

Management fee waived	(37,130)
Net expenses	306,796

Net investment loss	(302,788)

Net realized gain and change in unrealized appreciation on investments
Net realized gain on investments	121,768
Net change in unrealized appreciation on investments	(1,369,833)
Total net realized gain and change in unrealized appreciation on investments	(1,248,065)
Net decrease in members’ capital resulting from operations	$(1,550,853)

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the years ended June 30, 2015 and 2016

Members’ Capital
Members' capital, at June 30, 2014	$9,158,599
Net investment loss	(297,272)
Net realized loss from investments	(521,674)
Net change in unrealized appreciation on investments	1,092,030
Members' Capital, at June 30, 2015	$9,431,683
Distribution paid	(1,051,605)
Net investment loss	(302,788)
Net realized gain on investments	121,768
Net change in unrealized appreciation on investments	(1,369,833)
Members' Capital, at June 30, 2016	$6,829,225

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the year ended June 30, 2016

Cash flows from operating activities:
Net decrease in members' capital resulting from operations	$(1,550,853)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(235,667)
Proceeds on sales of investments	486,742
Net proceeds on sale of short-term investments	1,117,549
Net realized gain on investments	(121,768)
Net change in unrealized appreciation on investments	1,369,833
Decrease in receivable for investment sold	2,155
Increase in interest receivable	(190)
Decrease in management fee payable	(6,234)
Decrease in professional fees payable	(942)
Decrease in accounting and administration fees payable	(10,000)
Increase in custodian fees payable	980
Net cash provided by operating activities	1,051,605

Cash flows from financing activities:
Cash distributions paid	(1,051,605)
Net cash used in financing activities	(1,051,605)

Net change in cash	—

Cash at beginning of year	—
Cash at end of year	$—

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016

1.	ORGANIZATION

Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Funds, LP (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC. The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund. The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund. The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board. At a meeting on August 27, 2015, the Board elected to extend the term of the Fund for two successive one-year periods, or until August 31, 2017.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies. The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”). The Fund is an investment company and applies accounting and reporting guidance in accordance with Accounting Standards Codification (“ASC”) topic 946, Financial Services - Investment Companies.

b.	Cash

Cash, if any, includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to significant credit risk on such accounts. At June 30, 2016, the Fund held no cash balances in deposit accounts.

c.	Valuation of Portfolio Investments

All private investments are recorded at fair value in accordance with the Fund’s valuation procedures. The Fund’s valuation procedures have been approved by and are subject to continued oversight by the Fund’s Board. The valuation procedures are implemented by the Adviser and the Fund’s third-party administrator, which report to the Board.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Investments in Private Companies – Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent rounds of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and/or lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value), and (4) based upon a recent round of financing, which usually includes referencing recent or pending transactions in the same or similar securities of the issuer. These valuation methodologies involve a significant degree of judgment. Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

Public Companies – are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) when the New York Stock Exchange (“NYSE”) is open. Public Companies listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded.

Short-Term Investments – During the year ended June 30, 2016, the Fund held its short-term investment in the Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks, corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying ASC 946. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. The Fund elected to early adopt and retroactively apply ASU 2015-07. As a result of adopting ASU 2015-07, there was no effect on the Funds fair value hierarchy as of June 30, 2016.

The following table presents the Fund’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Private Company[1]
Convertible Promissory Notes	$—	$—	$114,415	$114,415
Preferred Stock	—	—	5,795,003	5,795,003
Common Stock	—	—	88,868	88,868
Total Private Company	—	—	5,998,286	5,998,286
Public Company
Common Stock	13,588	—	—	13,588
Total Public Company	13,588	—	—	13,588
Short-Term Investments	885,896	—	—	885,896
Total	$899,484	$—	$5,998,286	$6,897,770

[1]	All private companies held in the Fund are Level 3 securities. For a detailed break-out of private companies by industry classification, please refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period. As a result of the acquisition of one of the Fund’s private portfolio companies by a public company in a tax free reorganization during the year ended June 30, 2016, investments valued at $13,588 were transferred from Level 3 to Level 1.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The following is a reconciliation of transfers between levels from July 1, 2015 through June 30, 2016:

Transfers into Level 1	$13,588
Transfers out of Level 1	—
Net Transfers in (out) of Level 1	$13,588

Transfers into Level 3	$—
Transfers out of Level 3	(13,588)
Net Transfers in (out) of Level 3	$(13,588)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Promissory Notes	Preferred Stock	Common Stock	Total
Balance as of July 1, 2015	$67,790	$7,330,758	$112,466	$7,511,014
Net Realized Gain/(Loss)	6,346	—	—	6,346
Change in Unrealized Appreciation/(Depreciation)	3,463	(733,787)	(23,598)	(753,922)
Transfers In/(Out) of Investment Categories*	(2,512)	(998,307)	—	(1,000,819)
Conversion of Promissory Note to Preferred Stock	(122,699)	122,699	—	—
Gross Purchases	162,027	73,640	—	235,667
Balance as of June 30, 2016	$114,415	$5,795,003	$88,868	$5,998,286

*	Transfers in or out of investment categories reflect changes in investment categories and are represented by their balance at the beginning of the period.

Change in unrealized depreciation included in the statement of operations attributable to Level 3 investments held as of the reporting date is $(753,919).

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The following is a summary of quantitative information about significant unobservable inputs used for Level 3 fair value measurements for investments held as of June 30, 2016:

Type of Investment	Fair Value as of June 30, 2016	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact to valuation from an Increase in Input
Convertible Promissory Notes	$114,415	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Preferred Stock	3,852,326	Market Comparable Companies	Forward Revenue Multiple	3.02x	2.02x-5.42x	Increase
			Discount Rate	15.00%	15.00%	Decrease
	1,942,677	Most Recent Capitalization	Private Financing	N/A	N/A	N/A
Common Stock	88,868	Market Comparable Companies	Forward Revenue Multiple	3.20x	2.18x-3.24x	Increase
			Discount Rate	15.00%	0.00%-15.00%	Decrease
Total Private Company	$5,998,286

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique is the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s bridge financing notes and the convertible promissory notes are the likelihood that cash flows or shares will not be received in the future. Significant increases in the probability of default for these securities would result in a lower fair value measurement. The significant unobservable inputs used in the fair value measurement of the Fund’s preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

d.	Investment Income

Interest income is recorded on the accrual basis when earned. Interest income is not recognized when collection is doubtful, but instead, such amounts are tracked in a memorandum account. At June 30, 2016, all interest was deemed collectable. Disbursements received from investments in private companies are ordinarily accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the private company. Short-term investments are recorded on a trade-date basis. Investments in private companies are recorded on a subscription effective date basis. Realized gains and losses are determined on a specific identified cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, management fee, and expenses of meetings of the Board.

f.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of June 30, 2016 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended June 30, 2016, the Fund did not incur any interest or penalties. The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years subject to evaluation by tax authorities are 2012 to 2015.

g.	Distributions

The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata. There was a distribution made for non-recallable cost and gains from investment exit proceeds in the amount of $1,051,605 on March 29, 2016.

h.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

i.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities, which qualify as financial instruments, approximate the carrying amounts presented on the statement of assets, liabilities and members’ capital.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

j.	Recently Issues Accounting Pronouncements

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. The amendments in ASU 2014-15 are intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures. Under U.S. GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities. Currently, U.S. GAAP lacks guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures. This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. This standard is effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. The Fund does not expect this ASU will have a material impact on its consolidated financial statements.

3.	ALLOCATION OF MEMBERS’ CAPITAL

Net profits or net losses of the Fund for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Members. Net profits or net losses will be measured as the net change in the value of the Members’ capital of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period, adjusted to exclude any items to be allocated among the capital accounts of the Members in accordance with the Members’ respective investment percentages. Allocation Periods generally begin on the first calendar day of each month and end at the close of business on the last day of each month.

4.	MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser has committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value (“NAV”) as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. The management fee for the year ended June 30, 2016 was $172,418. For the year ended June 30, 2016, the Adviser waived $37,130 of the management fee.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), received an annual retainer of $5,000 through March 31, 2016 from the Fund for services on the Board and for services as a member of the audit committee of the Fund. Effective April 1, 2016 each Independent Manager receives an annual retainer of $6,000 from the Fund. All Board members are reimbursed by the Fund for all

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016 (Continued)

4.	MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS (Continued)

reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended June 30, 2016, retainers to the Independent Managers totaled $31,500 and are included in the statement of operations under Manager Fees. Included in managers’ fees is $5,000, which represents compensation to the Fund’s Chief Compliance Officer.

On December 10, 2015, Raleigh Acquisition, LLC (the “Purchaser”), a newly formed Delaware limited liability company owned by certain principals of the Investment Manager, entered into a membership interest purchase agreement (the “Purchase Agreement”) with RCS Capital Corporation, a Delaware corporation (“RCS”), RCS Capital Holdings, LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of RCS (“RCS Holdings,” and together with RCS, the “Seller”) and Hatteras Funds, LLC, a Delaware limited liability company and wholly-owned subsidiary of Seller Pursuant to the terms of the Purchase Agreement, Purchaser purchased from Seller and Seller sold to Purchaser, 100% of the limited liability company interests of Hatteras Funds, LLC, and Purchaser assumed certain liabilities of Hatteras Funds, LLC (the “Purchase”). The Purchase closed on January 5, 2016, and resulted in a change in control of Hatteras Funds, LLC and, therefore, constituted an “assignment” within the meaning of the 1940 Act of i) the existing advisory agreement between the Investment Manager and the Fund (the “Advisory Agreement”). The existing advisory agreement between Hatteras Funds, LLC and the Fund automatically terminated upon their assignment pursuant to certain provisions of the 1940 Act and were replaced by an interim and then a new Advisory Agreement between Hatteras Funds, LLC and the Fund that were approved by Investors at a special meeting that commenced on January 21, 2016 as reconvened on February 18, 2016 and March 10, 2016.

5.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the year ended June 30, 2016, the total accounting and administration fee was $40,000, and is included in the statement of operations under accounting and administration fees. UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

6.	INVESTMENT TRANSACTIONS

Total purchases of investments for the year ended June 30, 2016 amounted to $235,667. Total proceeds from sales, redemption, or other dispositions of investments for the year ended June 30, 2016 amounted to $486,742. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments. The Fund relies upon actual and estimated tax information provided by investments to the amounts of taxable income allocated to the Fund as of June 30, 2016.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

7.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	COMMITMENTS

As of June 30, 2016, the Fund did not have any outstanding investment commitments to portfolio companies.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016 (Continued)

9.	RISK FACTORS

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Liquidity risk: Transfer of the units of limited liability company interests (“Units”) of the Fund is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Economic risk: The Fund’s investments expose Members to a range of potential economic risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, taxation, governmental restrictions, and/or adverse regulation.

10.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios, total return and internal rate of return since inception amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income/(loss) or expenses, as applicable, by the average of total monthly Members’ capital. The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016 (Continued)

10.	FINANCIAL HIGHLIGHTS (Continued)

Per Unit Operating Performance:
Net Asset Value, August 31, 2010	$87.91
Income/(loss) from investment operations:
Net investment loss	(3.36)
Net change in unrealized appreciation on investments in private companies	2.00
Total from investment operations	(1.36)
Net Asset Value, August 31, 2011	$86.55
Income/(loss) from investment operations:
Net investment loss	(2.78)
Net change in unrealized appreciation on investments in private companies	2.82
Total from investment operations	0.04
Net Asset Value, August 31, 2012	$86.59
Income/(loss) from investment operations:
Net investment loss	(2.59)
Net realized loss and change in unrealized depreciation on investments in private companies	(15.21)
Total from investment operations	(17.80)
Net Asset Value, June 30, 2013	$68.79
Income/(loss) from investment operations:
Net investment loss	(2.91)
Net change in unrealized appreciation on investments in private companies	13.98
Total from investment operations	11.07
Net Asset Value, June 30, 2014	$79.86
Income/(loss) from investment operations:
Net investment loss	(2.59)
Net realized loss and change in unrealized appreciation on investments in private companies	4.97
Total from investment operations	2.38
Net Asset Value, June 30, 2015	$82.24
Income/(loss) from investment operations:
Net investment loss	(2.64)
Net realized gain and change in unrealized appreciation on investments	(10.88)
Total from investment operations	(13.52)
Less distributions:
From return of capital and capital gains	(9.17)
Total distributions	(9.17)
Net Asset Value, June 30, 2016	$59.55

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the year ended June 30, 2016 (Concluded)

10.	FINANCIAL HIGHLIGHTS (Continued)

		For the years ended June 30,		For the period from September 1, 2012 to June 30,	For the years ended August 31,
	2016	2015	2014	2013*	2012	2011
Total return[1]	(27.59%)	2.98%	16.09%	(20.56%)[3]	0.05%	(1.55%)
Members’ capital, end of period (000’s)	$6,829	$9,432	$9,159	$7,889	$9,930	$9,925
Portfolio turnover	3.25%	2.78%	0.54%	0.00%[3]	8.00%	0.00%
Net investment gain (loss):
Before reimbursement of placement agent fees	(3.46%)	(3.11%)	(3.70%)	(3.58%)[4]	(3.15%)	(3.84%)
After reimbursement of placement agent fees	(3.46%)	(3.11%)	(3.70%)	(3.58%)[4]	(3.15%)	(3.84%)
Net operating expenses[2]:
Before reimbursement of placement agent fees	3.51%	3.25%	3.71%	3.62%[4]	3.29%	3.94%
After reimbursement of placement agent fees	3.51%	3.25%	3.71%	3.62%[4]	3.29%	3.94%

*

At a Board meeting held on August 23, 2012, the Board approved the change in fiscal year-end for the Fund from August 31 to the June 30 effective as of the end of the fiscal year ended August 31, 2012.

[1]

Internal rate of return since inception: As of June 30, 2016 was (7.31)%,; As of June 30, 2015 was (3.30)%; As of June 30, 2014 was (4.55)%; As of June 30, 2013 was (9.30)%; As of August 31, 2012 was (4.69)%; As of August 31, 2011 was (6.97)%. The internal rate of return is based on change in NAV since inception.

[2]

Net operating expenses before and after waiver of the management fee for the period ended June 30, 2016 were 3.93% and 3.51% respectively, for the year ended June 30, 2015 were 3.75% and 3.25% respectively. Net operating expenses before and after waiver of the management fee for the year ended June 30, 2014 were 3.99% and 3.71%, respectively. Net operating expenses before and after waiver of the management fee for the period from September 1, 2012 to June 30, 2013 were 3.78% and 3.62%, respectively. Net operating expenses before and after waiver of the management fee for the year ended August 31, 2012 were 3.46% and 3.29%, respectively. Net operating expenses before and after waiver of the management fee for the period from September 1, 2010 to August 31, 2011 were 3.98% and 3.94%, respectively.

[3]	Not annualized.

[4]	Annualized.

11.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of June 30, 2016, is set forth below. The business address of each Manager is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INTERESTED MANAGER
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LLC from 2014 to present and Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	17
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	17
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	17
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (June 2009 to Present); Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to June 2009).	17
Thomas Mann February 1, 1950	Manager; Audit Committee Member of the Fund	Since 2012	Private Investor (2012 to Present); Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products (2003 to 2012).	17

[1]

The “Fund Complex” consists of the Fund, Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

[2]	Deemed to be an “interested” Manager of the Fund because of his affiliations with Hatteras Funds.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of June 30, 2016, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 6601 Six Forks Road, Suite 340, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Andrew P. Chica September 7, 1975	Chief Compliance Officer and Secretary of the Fund	Since Inception	Mr. Chica joined Hatteras Funds in November 2007 and became the Chief Compliance Officer of Hatteras Funds and each of the funds in the Fund Complex in 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras Funds in March 2008 and is currently the Chief Financial Officer of Hatteras Funds.	N/A

[1]

The “Fund Complex” consists of the Fund, Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Alternative Mutual Funds Trust (consisting of five funds), and Underlying Funds Trust (consisting of five funds).

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

2016 PROXY RESULTS

A Special Meeting of the Member was held on January 21, 2016, as reconvened on February 18, 2016 and March 10, 2016, to consider the proposals described below. Each proposal was approved. The results of the voting at the Special Meeting are as follows:

1.	Approval of the Investment Advisory Agreement between the Fund and Hatteras Fund, LP.

No. of Votes
Affirmative	55,026
Against	3,498
Abstain	3,184
Total	61,708

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-504-9070; or on or through the Fund’s website; or both and (2) on the SEC’s website at http: //www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

Investment Management Agreement

At a meeting of the Fund’s Board held on December 10, 2015, by a unanimous vote, the Board, including a majority of the Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the Investment Management Agreement (the “Investment Management Agreement”) for the Fund.

In the course of their review, the Managers considered their legal responsibilities with regard to all factors deemed to be relevant to the Fund, including, but not limited to the following: (1) the nature, extent and quality of services to be provided to the Fund; (2) the performance of the Fund; (3) the Fund’s advisory fee and overall Fund expenses; (4) the fact that the Transaction is not expected to affect the manner in which the Fund is advised; (5) the fact that the current portfolio management team will continue to manage the Fund; (6) the fact that the fee structure under the Advisory Agreement and Interim Advisory Agreement would be identical to the fee structure under the current advisory agreement; and (7) other factors deemed relevant by the Board.

The Independent Managers reviewed, and discussed with Hatteras, comparative performance, advisory fee and overall Fund expense information for the Fund versus other similar closed-end hedge fund of funds. The Independent Managers noted that Hatteras stated that there were few truly comparative funds. Hatteras discussed with the Independent Managers the construction of the comparative fund group. Hatteras also provided comparative performance information for the Fund versus two recognized private equity benchmarks, compiled by Prequin and Cambridge, which Hatteras believed to be more appropriate comparative performance benchmarks. Independent Managers’ counsel discussed with representatives of Hatteras the process used by Hatteras for determining appropriate comparative funds and indexes for the Fund.

The Managers evaluated the Advisory Agreement and Interim Advisory Agreement in light of information they had requested and received from Hatteras prior to the meeting. The Managers reviewed these materials with Hatteras’ management, legal counsel to the Fund and to Hatteras, and Independent Legal Counsel. The Managers considered

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited) (Continued)

whether the Advisory Agreement and Interim Advisory Agreement would be in the best interests of the Fund and its Members and the overall fairness of the Advisory Agreement and Interim Advisory Agreement. Among other things, the Managers reviewed information concerning: (1) the nature, extent and quality of the services to be provided by Hatteras; (2) the Fund’s investment performance; (3) the cost of the services provided and the profits realized by Hatteras and its affiliates from their relationship with the Fund; (4) the extent to which economies of scale will be realized as the Fund grows and the extent to which fee levels reflect such economies of scale, if any, for the benefit of the Fund’s members; and (5) ancillary benefits and other factors. In their deliberations, the Managers did not rank the importance of any particular piece of information or factor considered, and it is presumed that each Manager attributed different weights to the various factors.

Nature, Extent and Quality of Services Provided to the Fund.

The Managers considered information it believed necessary to assess the stability of Hatteras as a result of the Transaction and to assess the nature, extent and quality of services to be provided to the Fund by Hatteras following the closing of the Transaction. The Board also considered management’s view that the Transaction will provide more stability and continuity to Hatteras and its personnel, and the potential benefits thereof to the Fund. The Managers noted that the Fund’s current portfolio managers will continue to provide services to the Fund following the Transaction. The Managers determined that the advisory services to be provided by the portfolio managers, after considering their background and experience, would continue to be a benefit to the Fund. The Managers considered that the advisory services to be provided to the Fund after the Transaction are not expected to change. The Managers further considered that the Fund’s investment objective and policies are not expected to change as a result of the Transaction. The Managers also considered the fee and expense information provided by Management, including Management’s representations that fees and expenses were reasonable in light of the services rendered and were within the range of fees and expenses charged to similar-managed accounts and funds.

Investment Performance of the Fund.

The Managers considered the investment experience of Hatteras, including the performance of the Fund. The Managers and their counsel asked several questions about the Fund’s underperformance versus two benchmark indices identified by Hatteras, noting that the Fund’s performance was in the lower quartile versus the benchmarks. The Board was satisfied with management’s stated efforts to attempt to improve performance. Management also indicated that the Transaction would allow Hatteras to make the necessary internal changes to pursue improved performance.

Costs of Services Provided and Profits Realized by Hatteras.

In connection with the Managers’ consideration of the level of the advisory fees, the Managers considered that the advisory fee rate to be paid to Hatteras under the Advisory Agreement and Interim Advisory Agreement is the same as the advisory fee rate paid by the Fund to Hatteras under the Current Agreement. Based on current Fund asset levels, management indicated that Hatteras earned a small profit margin providing services to the Fund. The Managers considered the relative profitability of Hatteras with respect to the services it provides to the Hatteras Funds.

The Manager’s analysis of the Fund’s advisory fee and overall expenses included a discussion and review of data concerning the current fee and expense ratios of the Fund compared to a limited peer group. The Managers considered the data, noting that the Fund’s advisory fee and overall expense ratio was the highest in the peer group. However, the Board noted that the fees and expense ratio were within a reasonable range. The Boards also reviewed profitability and internal expense information provided by Management and determined that, based on the information provided, Hatteras did not earn excessive profits.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited) (Concluded)

Economies of Scale and Fee Levels Reflecting Those Economies.

The Managers considered the extent to which economies of scale were expected to be realized relative to fee levels, and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund. The Managers noted that the Fund is now closed to new investors, and did not consider the possibility of breakpoints in advisory fees for the Fund.

Other Benefits.

In addition to the above factors, the Managers also discussed other benefits received by Hatteras or its affiliates from its management of the Fund. The Managers noted that a broker-dealer affiliated with Hatteras, Hatteras Capital Distributors, LLC, received placement fees during the period of the Fund’s offering, noting that the Fund is now closed to new investors.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

PRIVACY POLICY

(Unaudited)

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

PRIVACY POLICY

(Unaudited) (Concluded)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?

We collect your personal information, for example, when you

● open an account

● provide account information

● give us your contact information

● make a wire transfer

● tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●    Our affiliates include Hatteras Funds, LP, a registered investment adviser; Hatteras Capital Distributors, LLC, a registered broker- dealer; unregistered funds managed by Hatteras such as, Hatteras GPEP Fund, L.P., Hatteras GPEP Fund II, LLC, Hatteras Global Private Equity Partners International, LLC, Hatteras Late Stage VC Fund I, L.P. and Hatteras Private Equity Evergreen Fund.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Hatteras Funds doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Hatteras Funds doesn’t jointly market.

List of funds providing this notice
Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Master Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund, LP, Hatteras GPEP Fund II, LLC, Hatteras Late Stage VC Fund I, LP, Hatteras VC Co-Investment Fund II, LLC, Hatteras Private Equity Evergreen Fund and Hatteras Alternative Mutual Funds Trust..

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ITEM 2. CODE OF ETHICS.

     (a)  The  registrant,  as of the end of the period  covered by this report, has  adopted  a code  of  ethics  that  applies  to  the  registrant's principal executive officer,  principal  financial officer,  principal accounting  officer  or  controller,  or  persons  performing  similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c)  There  have been no  amendments,  during  the  period  covered by this report,  to a  provision  of the code of ethics  that  applies  to the registrant's principal executive officer, principal financial officer, principal  accounting  officer or  controller,  or persons  performing similar  functions,   regardless  of  whether  these  individuals  are employed by the  registrant or a third party,  and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this item.

     (d) The  registrant  has not granted  any  waivers, during the period covered by this report, including  an implicit waiver,  from a  provision  of the code of ethics  that  applies to the registrant's principal executive officer,  principal financial officer, principal  accounting  officer or  controller,  or  persons  performing similar functions, regardless of whether these individuals are employed by the registrant or a third party,  that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers, and Thomas Mann are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a)  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $46,350 for 2015 and $49,000 for 2016.

Audit-Related Fees

     (b)  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2015 and $0 for 2016.

Tax Fees

     (c)  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $0 for 2015 and $0 for 2016.

All Other Fees

     (d)  The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services  reported in paragraphs  (a) through (c) of this Item were $0 for 2015 and $0 for 2016.

  (e)(1)  Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The  Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

  (e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
                        (b) 0%

                        (c) 0%

                        (d) 0%

     (f)  The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than fifty percent.

     (g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were $0.

     (h)  The  registrant's  audit  committee  of the  board  of  managers  has considered  whether the  provision  of  non-audit  services  that were rendered to the  registrant's  investment  adviser (not  including any sub-adviser  whose  role  is  primarily  portfolio  management  and is subcontracted with or overseen by another investment adviser), and any entity  controlling,  controlled  by, or under common control with the investment  adviser that provides  ongoing  services to the registrant that were not  pre-approved  pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible  with  maintaining  the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, Adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Fund’s Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The Fund will be required to file Form N‑PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year.  Once filed, the Fund’s Form N‑PX filing will be available:  (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)   Identification  of Portfolio  Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

                  The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Fund as of September 8, 2016:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

David B. Perkins	Chief Executive Officer of the Investment Manager and President of the Fund	Since Inception
Mr. Perkins has been the Chief Executive Officer of Hatteras Funds, LP from 2014 to present and founded Hatteras Funds and its affiliated entities in September 2003 Prior to that, he was co-founder and Managing Partner of CapFinancial Partners, LLC.
Strategic Recommendations & Portfolio Oversight

(a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

       The following table provides information about portfolios and accounts other than the Fund for which the members of the Investment Committee of the Adviser are primarily responsible for the day-to-day portfolio management as of June 30, 2016:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance
David B. Perkins	Registered Investment Companies	1	$684,154,373	1	$684,154,373
	Other Pooled Investment Vehicles	4	$37,851,638	3	$28,212,121
	Other Accounts	0	$0	0	$0

Potential Conflicts of Interests

     Mr. Perkins is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. Investment Committee Members may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and/or pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. Investment Committee Members seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Adviser.

(a)(4)    Disclosure of Securities Ownership

               The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of June 30, 2016:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
David B. Perkins	$0

(b)       Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend  nominees to the registrant's  board of  managers, where those changes were implemented after the registrant  last  provided  disclosure  in response to the  requirements  of Item  407 (c)(2)(iv) of Regulation S-K (17CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a)  The registrant's principal executive and principal financial officers, or persons performing similar functions,   have concluded that the registrant's disclosure controls and procedures (as defined in Rule  30a-3(c)  under  the  1940 Act, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities  Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal  quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	HATTERAS VC CO-INVESTMENT FUND II, LLC

By (Signature and Title)*		/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	September 8, 2016

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	September 8, 2016

By (Signature and Title)*		/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	September 8, 2016

* Print the name and title of each signing officer under his or her signature.